Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$418,902.90

Principal:
Principal Collections	$9,092,616.31
Prepayments in Full	$3,418,008.68
Liquidation Proceeds	$95,375.80
Recoveries	$(9,755.32)
Sub Total	$12,596,245.47
Collections	$13,015,148.37

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,015,148.37

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,015,148.37
Servicing Fee	$158,074.30	$158,074.30	$0.00	$0.00	$12,857,074.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,857,074.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,857,074.07
Interest - Class A-3 Notes	$9,964.02	$9,964.02	$0.00	$0.00	$12,847,110.05
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$12,723,558.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,723,558.05
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$12,673,325.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,673,325.05
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$12,635,839.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,635,839.38
Regular Principal Payment	$11,583,641.74	$11,583,641.74	$0.00	$0.00	$1,052,197.64
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,052,197.64
Residual Released to Depositor	$0.00	$1,052,197.64	$0.00	$0.00	$0.00

Total		$13,015,148.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,583,641.74
Total					$11,583,641.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$9,268,854.66	$25.65	$9,964.02	$0.03	$9,278,818.68	$25.68
Class A-4 Notes	$2,314,787.08	$24.36	$123,552.00	$1.30	$2,438,339.08	$25.66
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$11,583,641.74	$11.00	$221,234.69	$0.21	$11,804,876.43	$11.21

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$9,268,854.66	0.0256457	$0.00	0.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$92,725,212.92	0.9756441
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$156,888,854.66	0.1490418	$145,305,212.92	0.1380375

Pool Information
Weighted Average APR	2.684%	2.697%
Weighted Average Remaining Term	24.65	23.88
Number of Receivables Outstanding	13,903	13,457
Pool Balance	$189,689,156.11	$176,969,541.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$178,155,732.14	$166,381,296.18
Pool Factor	0.1654955	0.1543982

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$10,588,245.11
Targeted Overcollateralization Amount	$31,664,328.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,664,328.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$113,614.03
(Recoveries)		39	$(9,755.32)
Net Loss for Current Collection Period			$123,369.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7805%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8502%
Second Prior Collection Period			(0.2372)%
Prior Collection Period			(0.2698)%
Current Collection Period			0.8075%
Four Month Average (Current and Prior Three Collection Periods)			0.2877%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,496	$5,944,820.93
(Cumulative Recoveries)			$1,620,967.14
Cumulative Net Loss for All Collection Periods			$4,323,853.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3772%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,973.81
Average Net Loss for Receivables that have experienced a Realized Loss			$2,890.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	174	$3,121,980.51
61-90 Days Delinquent	0.18%	19	$319,880.68
91-120 Days Delinquent	0.03%	4	$49,231.99
Over 120 Days Delinquent	0.23%	16	$410,157.39
Total Delinquent Receivables	2.20%	213	$3,901,250.57

Repossession Inventory:
Repossessed in the Current Collection Period		6	$176,225.48
Total Repossessed Inventory		8	$258,680.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2861%
Prior Collection Period			0.3381%
Current Collection Period			0.2898%
Three Month Average			0.3047%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4403%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	47	$894,617.39
2 Months Extended	58	$1,312,113.37
3+ Months Extended	16	$290,923.07

Total Receivables Extended	121	$2,497,653.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer